SCHEDULE OF THE BLACK-SCHOLES OPTION PRICING MODEL WITH THE FOLLOWING WEIGHTED AVERAGE ASSUMPTIONS (Details)	May 26, 2025 $ / shares	May 26, 2025 $ / shares $ / shares	Dec. 23, 2024 $ / shares	Dec. 23, 2024 $ / shares $ / shares	Jul. 03, 2024 $ / shares	Jul. 03, 2024 $ / shares $ / shares	Apr. 15, 2024 $ / shares	Apr. 15, 2024 $ / shares $ / shares	May 26, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 23, 2024 $ / shares	Jul. 03, 2024 $ / shares	Apr. 15, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)										$ 8.64	$ 12.00	$ 29.55	$ 42.39
Employees and Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at grant date | (per share)	$ 9.21	$ 9.21	$ 21.20	$ 21.20	$ 21.19	$ 21.19	$ 22.36	$ 22.36	$ 12.57					$ 30.51	$ 28.89	$ 30.78
Risk-free interest rate	2.92%	2.92%	3.04%	3.04%	3.57%	3.57%	3.77%	3.77%
Expected life	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Expected volatility	123.90%	123.90%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividends
Grant date fair value per option | (per share)	$ 7.74	$ 10.63	$ 16.02	$ 23.06	$ 16.04	$ 21.87	$ 16.81	$ 23.13
Employees and Independent Contractors [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.92%	2.92%	3.04%	3.04%	3.57%	3.57%	3.77%	3.77%
Expected life	5 years	5 years	5 years	5 years	5 years	5 years
Expected volatility	123.90%	123.90%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividends